Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Text Block 1 [Abstract]
Summary of Financial Instruments	The following tables show the carrying amount and fair values of financial instruments, including their levels in the fair value hierarchy. It does not include fair value information for financial instruments not measured at fair value if the carrying amount is a reasonable approximation of fair value.

12.31.2024		Financial Instruments at amortized cost
	Note	Amortized Cost	Fair value	FVPL	FVOCI	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total fair value
Assets
Cash and cash equivalents	5	1,561.9	—	—	1.1	—	1,563.0	—	1.1	—	1.1
Financial investments	6
Public securities		66.5	—	—	—	—	66.5	—	—	—	—
Private securities		76.5	—	23.4	—	—	99.9	—	23.4	—	23.4
Structured notes		—	—	133.2	—	—	133.2	—	133.2	—	133.2
Investment funds		—	—	21.9	103.3	—	125.2	—	125.2	—	125.2
Fixed-term deposit		468.2	—	—	—	—	468.2	—	—	—	—
Others		—	—	95.0	—	—	95.0	—	—	95.0	95.0
Trade accounts receivable, net	7	322.8	—	—	—	—	322.8	—	—	—	—
Derivative financial instruments	8	—	—	13.2	—	—	13.2	—	13.2	—	13.2
Other assets		109.9	—	—	—	—	109.9	—	—	—	—
Customer financing	9	32.3	—	0.1	—	—	32.4	—	—	0.1	0.1

		2,638.1	—	286.8	104.4	—	3,029.3	—	296.1	95.1	391.2

Liabilities
Loans and financing	19	2,491.1	2,566.1	—	—	—	2,491.1	1,835.5	730.6	—	2,566.1
Trade accounts payable	17	966.3	—	—	—	—	966.3	—	—	—	—
Trade accounts payable-Supplier finance arrangements	18	43.3	—	—	—	—	43.3	—	—	—	—
Accounts payable		125.3	—	—	—	—	125.3	—	—	—	—
Derivative financial instruments	8	—	—	86.2	17.6	—	103.8	4.0	99.8	—	103.8

		3,626.0	2,566.1	86.2	17.6	—	3,729.8	1,839.5	830.4	—	2,669.9

12.31.2023		Financial Instruments at amortized cost
	Note	Amortized Cost	Fair value	FVPL	FVOCI	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total fair value
Assets
Cash and cash equivalents	5	1,629.2	—	—	—	—	1,629.2	—	—	—	—
Financial investments	6
Public securities		66.6	—	—	—	—	66.6	—	—	—	—
Private securities		105.1	—	41.3	—	—	146.4	—	41.3	—	41.3
Investment funds		—	—	27.4	—	—	27.4	—	27.4	—	27.4
Fixed-term deposit		—	—	—	350.5	—	350.5	—	350.5	—	350.4
Others		—	—	100.8	—	—	100.8	—	—	100.8	100.8
Trade accounts receivable, net	7	221.0	—	—	—	—	221.0	—	—	—	—
Derivative financial instruments	8	—	—	8.5	9.0	—	17.5	—	17.5	—	17.5
Other assets		121.6	—	—	—	—	121.6	—	—	—	—
Customer financing	9	41.6	—	21.2	—	—	62.8	—	12.4	8.8	21.2

		2,185.1	—	199.2	359.5	—	2,743.8	—	449.1	109.6	558.6

Liabilities
Loans and financing	19	2,886.4	2,812.3	—	—	—	2,886.4	1,843.0	969.3	—	2,812.3
Trade accounts payable	17	787.0	—	—	—	—	787.0	—	—	—	—
Trade accounts payable-Supplier finance arrangements	18	37.6	—	—	—	—	37.6	—	—	—	—
Accounts payable		118.5	—	—	—	15.1	133.6	—	—	15.1	15.1
Derivative financial instruments	8	—	—	125.1	0.1	—	125.2	11.3	113.9	—	125.2

		3,829.5	2,812.3	125.1	0.1	15.1	3,969.8	1,854.3	1,083.2	15.1	2,952.6

Summary of Company's Financial Assets and Liabilities

	Assets	Liabilities
At 12.31.2022	103.9	31.0

Adding shares	11.5	—
Reversal	—	(17.5)
Exchange variation	(1.5)	(0.8)
Fair value adjustment	(4.3)	2.4

At 12.31.2023	109.6	15.1

Reversal	—	(16.8)
Exchange variation	—	(3.3)
Fair value adjustment	(14.5)	5.0

At 12.31.2024	95.1	—

Summary of Republic Shares

December 31, 2024	Increase	Probable scenario	Decrease
Growth rate (6% change)	96.5	95.0	93.4
Discount rate (1% change)	97.1	95.0	92.9

Summary Of Credit Loss Rates	Given this context, the provision matrix and the corresponding loss rates were determined by subgroups within the Services & Support segment as follows:

	Expected credit losses rate
	Commercial Aviation	Executive Aviation	Defense & Security	OGMA	Others
Not due	1.25%	0.31%	0.01%	0.12%	1.65%
Up to 90 days	2.32%	0.74%	0.03%	0.29%	3.84%
From 91 to 180 days	55.88%	14.83%	0.36%	2.61%	10.05%
More than 180 days	100.00%	48.52%	0.86%	4.69%	38.38%

Summary Of Expected Losses

	Past due				Expected credit losses	Total
	Not due	Up to 90 days	From 91 to 180 days	Over 180 days
At December 31, 2024
Commercial Aviation	176.2	9.8	9.9	5.6	(9.1)	192.4
Defense & Security	14.0	0.3	2.2	12.0	(0.5)	28.0
Executive Aviation	45.8	5.7	0.5	0.1	(1.6)	50.5
OGMA	23.9	4.9	2.3	3.2	(0.5)	33.8
Others	14.4	3.5	0.4	0.3	(0.5)	18.1

Total accounts receivable	274.3	24.2	15.3	21.2	(12.2)	322.8

At December 31, 2023
Commercial Aviation	90.9	4.5	0.3	0.3	(6.4)	89.6
Defense & Security	35.5	3.6	0.3	1.2	(0.4)	40.2
Executive Aviation	37.6	3.1	0.4	0.1	(1.8)	39.4
OGMA	29.6	0.9	0.1	1.1	(1.0)	30.7
Others	19.6	1.5	0.1	0.1	(0.2)	21.1

Total accounts receivable	213.2	13.6	1.2	2.8	(9.8)	221.0

Summary of Additional Information Related to Authorization of Undiscounted Contractual Obligations and Commercial Commitments

	Book value	Total	Less than one year	One to three years	Three to five years	More than five years
At December 31, 2024
Loans and financing	2,491.1	3,107.6	216.5	1,275.6	699.2	916.3
Trade accounts payable	966.3	966.3	966.3	—	—	—
Trade accounts payable - Supplier finance arrangements	43.3	43.3	43.3	—	—	—
Lease liabilities	111.8	111.8	19.2	29.0	27.7	35.9
Accounts payable	125.3	125.3	100.1	22.3	0.4	2.5
Derivative financial instruments	103.8	103.8	71.9	31.9	—	—

Total	3,841.6	4,458.1	1,417.3	1,358.8	727.3	954.7

Summary of Company's Cash, Cash Equivalents, Financial Investments and Loans and Financing
As of December 31, 2024, cash, cash equivalents, financial investments and loans and financing were indexed as follows:

	Fixed Rate		Floating indexed		Total
	Amount	%	Amount	%	Amount	%
Cash, cash equivalents and financial investments	2,463.3	96.56%	87.7	3.44%	2,551.0	100.00%
Loans and financing	2,331.7	93.60%	159.4	6.40%	2,491.1	100.00%

Summary of Changes In Foreign Exchange Rates
Below are the amounts of financial instruments denominated by currency:

	12.31.2024	12.31.2023
Accounts payable
Brazilian Reais	15.0	23.6
U.S. dollar	104.7	102.3
Euro	5.3	6.7
Other currencies	0.3	1.0

	125.3	133.6

Loans and financing
Brazilian Reais	23.7	17.5
U.S. dollars	2,444.2	2,833.0
Euro	23.2	35.9

	2,491.1	2,886.4

Trade accounts payable
Brazilian Reais	116.2	93.7
U.S. dollars	812.9	645.1
Euro	30.7	42.0
Other currencies	6.5	6.1

	966.3	787.0

Trade accounts payable supplier finance
Brazilian reais	20.4	18.4
U.S. dollars	22.9	19.2

	43.3	37.6

Derivative financial instruments
Brazilian reais	17.8	0.1
U.S. dollars	86.0	125.0
Euro	—	0.1

	103.8	125.2

Total (1)	3,729.8	3,969.8

Cash and cash equivalents and financial investments
Brazilian reais	105.2	132.7
U.S. dollars	2,435.1	2,165.9
Euro	4.3	12.7
Other currencies	6.4	9.6

	2,551.0	2,320.9

Trade accounts receivable:
Brazilian reais	29.3	26.7
U.S. dollars	270.2	171.1
Euro	15.7	19.2
Other currencies	7.6	4.0

	322.8	221.0

Customer and commercial financing
Brazilian reais	18.9	24.2
U.S. dollars	13.5	38.6

	32.4	62.8

Other assets
Brazilian reais	22.7	21.8
U.S. dollars	81.6	86.4
Euro	5.3	12.5
Other currencies	0.3	0.9

	109.9	121.6

Derivative financial instruments
Brazilian reais	10.7	17.5
Euro	2.5	—

	13.2	17.5

Total (2)	3,029.3	2,743.8

Net exposure (1 - 2):
Brazilian reais	6.3	(69.6)
U.S. dollars	670.3	1,262.6
Euro	31.4	40.3
Other currencies	(7.5)	(7.4)

Summary Of Sensitivity Analysis

		Reasonably Possible Gains (Losses) ²
	Amount exposed at 12.31.2024 ¹	Profit or loss	Equity
Interest rates risk
DI
Cash equivalents and financial investments	87.7	16.2	—
Loans and financing	(3.3)	(0.6)	—
EURIBOR
Loans and financing	(1.2)	0.2	—
SIFIMA
Loans and financing	(20.0)	2.6	—
SOFR
Loans and financing	(127.5)	16.7	—
TR
Loans and financing	(7.4)	(0.3)	—
Exchange rate risk
BRL
Cash, cash equivalents and financial investiments	105.2	(3.3)	—
Other assets	264.4	(8.2)	—
Loans and financing	(23.7)	0.7	—
Other liabilities	(401.1)	12.5	—
Derivative instruments	(17.6)	—	6.3
EURO
Derivative instruments	2.5	—	—
Market risk
EMBR
Derivative instruments	10.5	0.5	—
EVEX
Derivative instruments: warrants	(86.0)	(1.7)	—

(1)
The amounts exposed at December 31, 2024, consider: DI – 12.15%; EURIBOR – 2.85%; SIFMA – 3.62%; SOFR – 4.49%; TR – 2.05%; US$/BRL exchange rate of R$6.19 and EURO/US$ of US$1.04; EMBR3 of R$56.19 and EVEX of US$5.44.

(2)
The reasonably possible scenario considers: DI – 14.40%; EURIBOR – 2.46%; SIFMA – 3.14%; SOFR – 3.90%; TR – 2.14%; US$/BRL exchange rate of R$6.00 and EURO/US$ of US$1.04; EMBR3 of R$65.88 and EVEX of US$5.66.